Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Statement of comprehensive income [abstract]
Net income	$ 717	$ 694	$ 1,423	$ 1,524
Items that may be reclassified subsequently to profit or loss:
Realized losses on derivatives designated as cash flow hedges, net of tax $nil, $nil, $nil and $nil	0	3	0	3
Currency translation adjustments, net of tax $nil, $nil, $nil and $nil	1	0	1	0
Items that will not be reclassified to profit or loss:
Actuarial loss on post employment benefit obligations, net of tax $nil, $nil, $nil and $3	(1)	0	(1)	0
Net change on equity investments, net of tax $2, $(3), $(6) and $5	(26)	10	32	(37)
Total other comprehensive (loss) income	(26)	13	32	(34)
Total comprehensive income	691	707	1,455	1,490
Attributable to:
Equity holders of Barrick Gold Corporation	462	424	958	915
Non-controlling interests	$ 229	$ 283	$ 497	$ 575